22. Condensed Financial Information (Parent Company Only) (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Expense
Interest on junior subordinated debentures									$ 974,257	$ 974,257
Income tax benefit									(139,488)	234,276
Net income	1,147,298	1,267,351	1,021,192	964,849	946,736	820,624	871,318	944,868	4,400,690	3,583,546
Parent Company [Member]
Income
Bank subsidiary distributions									2,863,000	2,660,000
Dividends on Capital Trust									29,257	29,257
Total income									2,892,257	2,689,257
Expense
Interest on junior subordinated debentures									974,257	974,257
Administrative and other									340,129	280,826
Total expense									1,314,386	1,255,083
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									1,577,871	1,434,174
Income tax benefit									436,944	416,781
Income before equity in undistributed net income of subsidiary									2,014,815	1,850,955
Equity in undistributed net income of subsidiary									2,385,875	1,732,591
Net income									$ 4,400,690	$ 3,583,546